Future Minimum Lease Payments under Capital Leases with Present Value of Net Minimum Lease Payments (Detail) ¥ in Millions	Mar. 31, 2015 JPY (¥)
Capital Leases, Future Minimum Payments, Present Value of Net Minimum Payments, Fiscal Year Maturity [Abstract]
2016	¥ 33,873
2017	10,857
2018	4,670
2019	4,472
2020	3,727
Later fiscal years	2,765
Total minimum lease payments	60,364
Less - Amount representing interest	2,733
Present value of net minimum lease payments	57,631
Less - Current obligations	31,610
Long-term capital lease obligations	26,021
Present value of net minimum lease payments	¥ 57,631